Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2017 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Time deposits-short term	30,603,369	30,603,369	—
Time deposits-long term	100,000	100,000	—
Equity investments with readily determinable fair values	828,260	828,260	—
Short-term investments	9,742,663	—	9,742,663
Total	41,274,292	31,531,629	9,742,663

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2018 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Time deposits-short term	32,900,287	32,900,287	—
Time deposits-long term	100,000	100,000	—
Equity investments with readily determinable fair values	612,465	612,465	—
Short-term investments	11,674,775	—	11,674,775
Total	45,287,527	33,612,752	11,674,775